Asset Retirement Obligations (Tables)	12 Months Ended
Jun. 30, 2014
Asset Retirement Obligation Disclosure [Abstract]
Summary of asset retirement obligations and related assets
The following is a summary of our asset retirement obligations as shown as asset retirement obligations on the accompanying Consolidated Balance Sheets:

($000)	2014	2013

Balance, beginning of year	3,547	3,824
Liabilities incurred	138	20
Liabilities settled	(567)	(616)
Accretion	258	267
Revisions in estimated cash flows	(115)	52
Balance, end of year	3,261	3,547